Fair Value of Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Schedule of Cost-method Investments [Line Items]
Fair Value, Asset Derivatives	$ 7		$ 3
Fair Value, Liability Derivatives	19		25
Interest Rate Caps [Member]
Schedule of Cost-method Investments [Line Items]
Derivative, Notional Amount	8,924	[1]	0	[1]
Currency Swap [Member]
Schedule of Cost-method Investments [Line Items]
Derivative, Notional Amount	746		0
Interest Rate Swap
Schedule of Cost-method Investments [Line Items]
Derivative, Notional Amount	850		0
Currency Exchange Forward
Schedule of Cost-method Investments [Line Items]
Derivative, Notional Amount	268		0
Commodity Contract
Schedule of Cost-method Investments [Line Items]
Units Of Gasoline	0		0
Designated as Hedging Instrument | Interest Rate Swap
Schedule of Cost-method Investments [Line Items]
Fair Value, Asset Derivatives	2	[2]	0	[2]
Fair Value, Liability Derivatives	1	[2]	1	[2]
Not Designated as Hedging Instrument | Interest Rate Swap
Schedule of Cost-method Investments [Line Items]
Fair Value, Asset Derivatives	0	[2]	0	[2]
Fair Value, Liability Derivatives	0	[2]	12	[2]
Not Designated as Hedging Instrument | Currency Exchange Forward
Schedule of Cost-method Investments [Line Items]
Fair Value, Asset Derivatives	3	[3]	3	[3]
Fair Value, Liability Derivatives	5	[3]	8	[3]
Not Designated as Hedging Instrument | Interest Rate Contract
Schedule of Cost-method Investments [Line Items]
Fair Value, Asset Derivatives	2	[4]	0	[4]
Fair Value, Liability Derivatives	13	[4]	4	[4]
Not Designated as Hedging Instrument | Commodity Contract
Schedule of Cost-method Investments [Line Items]
Fair Value, Asset Derivatives	0	[3]	0	[3]
Fair Value, Liability Derivatives	0	[3]	0	[3]
Interest Rate Caps Sold | Interest Rate Caps [Member]
Schedule of Cost-method Investments [Line Items]
Derivative, Notional Amount	$ 7,100		$ 4,100

[1]	Represents $7.1 billion of interest rate caps sold, partially offset by approximately $1.8 billion of interest rate caps purchased at December 31, 2013 and $4.1 billion of interest rate caps sold, partially offset by approximately $1.7 billion of interest rate caps purchased at December 31, 2012. These amounts exclude $5.2 billion and $2.4 billion of interest rate caps purchased by the Company’s Avis Budget Rental Car Funding subsidiary at December 31, 2013 and 2012, respectively.
[2]	Included in other non-current assets or other non-current liabilities.
[3]	Included in other current assets or other current liabilities.
[4]	Included in assets under vehicle programs or liabilities under vehicle programs.